RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
RISKS ASSOCIATED WITH TORM'S ACTIVITIES
Schedule of sensitivity analysis for changes in freight rates

USDm	2020	2019	2018
Decrease in freight rates of USD/day 1,000:
Changes in profit/loss before tax for the following year	(25.4)	(25.3)	(24.1)
Changes in equity for the following year	(25.4)	(25.3)	(24.1)

Schedule of sensitivity analysis, impact of 10 percent per ton increase in bunker prices

USDm	2020	2019	2018
Increase in the bunker prices of 10% per ton:
Changes in profit/loss before tax for the following year	(19.8)	(20.7)	(18.3)
Changes in equity for the following year	(19.8)	(20.7)	(18.3)

Schedule of sensitivity analysis, impact of 10 percent change in exchange rate

USDm	2020	2019	2018
Effect of a 10% increase of DKK and EUR:
Changes in profit/loss before tax for the following year	(2.0)	(2.1)	(2.5)
Changes in equity for the following year	(2.0)	(2.1)	(2.5)

Schedule of sensitivity analysis, impact of 1 percent point increase in interest rate

USDm	2020	2019	2018
Effect of a 1%-point increase in interest rates:
Changes in profit/loss before tax for the following year	(3.0)	(2.4)	(3.2)
Changes in equity for the following year	7.9	8.0	3.6